Note 10 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Research and development	$ 1,415	$ 2,361
Professional fees	543	2,473
Salaries, bonus & benefits	696	815
Manufacturing operations	183	212
Other	389	604
Total accrued expenses	$ 3,226	$ 6,465